Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 431,062	$ 155,073
Less: Accumulated Depreciation	(108,913)	(38,654)
Property, Plant and Equipment, Net	322,149	116,419
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	193,669	1,506
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,416	4,416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22,131	22,131
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 210,846	$ 127,020